Average Annual Total Returns - Federated Hermes Institutional High Yield Bond Fund	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper High Yield Funds Average 1 Year		Lipper High Yield Funds Average 5 Years		Lipper High Yield Funds Average 10 Years
Total	5.98%	7.86%	6.74%	3.67%	5.32%	4.01%	3.44%	4.91%	3.99%	5.99%	7.89%	6.72%	7.05%	[1]	8.57%	[1]	6.79%	[1]	5.42%	[2]	7.13%	[2]	5.63%	[2]

[1]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2021, the name of the index changed from Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index to Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
[2]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.